Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Collateral [Abstract]
Assets Pledged as Collaterals

The following assets are pledged as collaterals for bank loans and custom duties of the imported materials.

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Property, plant and equipment	$2,520	$2,491
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	3	3
	$4,522	$4,493